1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Alexander C. Karampatsos alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

January 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Investcorp US Private Credit BDC II

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Investcorp US Private Credit BDC II (the “Company”), an externally-managed, non-diversified, closed-end management investment company that intends to elect to be treated as a business development company under the Investment Company Act of 1940, as amended, the Company’s initial Registration Statement on Form 10.

If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos

Alexander C. Karampatsos